Debt instruments	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Debt instruments

6.	Debt instruments

The breakdown, by classification, type, and currency, of the balances within the “Debt Instruments” line item is as follows:

Thousand of Reais	2024	2023

Classification:
Financial Assets Measured at Fair Value Through Profit or Loss	107,585,055	84,291,192
Financial Assets Measured at Fair Value through Other Comprehensive Income	92,058,907	59,036,137
Financial Assets Measured at Amortized Cost	84,529,222	101,087,321
Comprising:
Debt instruments at Amortized Cost	86,598,778	102,673,487
Provision for impairment losses (note 9.c)	(2,069,556)	(1,586,166)
Total	284,173,184	244,414,650

Type:
Government securities - Brazil (1)	190,643,118	148,750,440
Debentures and promissory notes	70,450,135	49,083,296
Other debt securities	23,079,931	46,580,914
Total	284,173,184	244,414,650
(1)	These primarily refer to National Treasury Bills (LTN), Treasury Financial Bills (LFT), and National Treasury Notes (NTN-A, NTN-B, NTN-C, and NTN-F).

The Debt Instruments primarily consist of:

Thousand of Reais	2024	2023

Currency:
Brazilian Real	262,560,537	227,117,943
U.S. Dollar	19,541,153	14,748,652
Mexican Peso	2,071,494	2,548,055
Total	284,173,184	244,414,650

Thousand of Reais	2024	2023

Debt Instruments linked to:
Repurchase Agreements	84,894,642	61,802,969
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)	22,083,244	16,924,556
Linked to judicial deposits and other guarantees	12,736,275	18,283,802
Total	119,714,161	97,011,327

Note 43-d provides details on the residual maturity periods of financial assets measured at fair value through Other Comprehensive Income and financial assets measured at amortized cost.